Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Allowance for Credit Losses [Abstract]
Balance at the beginning of the period	$ 21,862	$ 21,144
Additions	5,133	2,359
Foreign currency translation	626	309
Balance at the end of the period	$ 27,621	$ 23,812